Note 7 - Interim condensed balance sheet disclosures (Tables)	6 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]

	June 30, 2022	June 30, 2021
	kEUR	kEUR
Balance as of January 01	1,484	2,102
Additions	23,959	798
Depreciation	(84)	(38)
Impairment	—	(1,882)
Balance as of June 30	25,359	980

Disclosure of financial assets [text block]

	June 30, 2022	Dec. 31, 2021
	kEUR	kEUR
PayPal reserve	396	6,000
Receivables from payment providers and deposits	269	169
Debtor creditors	147	26
Current trade receivables	44	20
Current receivables (affiliated companies)	1	11
Other	106	7
Total	963	6,233

Disclosure of advance payments received from customers [text block]

	June 30, 2022	Dec. 31, 2021
	kEUR	kEUR
Advance payments received from customers	46,827	44,756
	46,827	44,756

	Balance as of				Balance as of
	Jan. 1, 2022	Additions	Repayment	Net interest	June 30, 2022
	kEUR	kEUR	kEUR	kEUR	kEUR
Advance payments received from customers	44,756	2,388	(1,098)	781	46,827
	44,756	2,388	(1,098)	781	46,827

	Balance as of				Balance as of
	Jan. 1, 2021	Additions	Repayment	Net interest	June 30, 2021
	kEUR	kEUR	kEUR	kEUR	kEUR
Advance payments received from customers	38,972	1,403	(488)	806	40,693
	38,972	1,403	(488)	806	40,693

Disclosure of financial liabilities [text block]

	June 30, 2022	Dec. 31, 2021
	kEUR	kEUR
Loans and participation rights	3,740	3,718
Lease liabilities	2,406	2,635
	6,146	6,353

Disclosure of trade and other payables [text block]

	June 30, 2022	Dec. 31, 2021*
	kEUR	kEUR
Trade payables	8,670	6,866
Other payables	7,089	1,001
Contract liabilities	115	—
	15,874	7,867

Disclosure of other current liabilities [text block]

	June 30, 2022	Dec. 31, 2021*
	kEUR	kEUR
Accruals and deferrals	1,635	1,271
Employee tax liabilities (wage and church tax)	571	444
Tax liabilities (taxes and interest)	57	109
Current employee benefit liabilities (incl. social security)	11	383
Miscellaneous other liabilities	6	—
	2,280	2,207